Expense Example - FidelitySAIRealEstateIndexFund-PRO - FidelitySAIRealEstateIndexFund-PRO - Fidelity SAI Real Estate Index Fund - Fidelity SAI Real Estate Index Fund	Sep. 28, 2024 USD ($)
Expense Example:
1 year	$ 7
3 years	43
5 years	86
10 years	$ 215